Schedule of Selected Income Statement Information by Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues denominated in Euros	$ 168	$ 164	$ 639	$ 710	$ 680
Restructuring charges and implementation costs			115	62	3
Favorable legal settlement			14
Charges for manufacturing services agreements associated with divestitures	4	1	4	27	4
Certain asset impairment charges	1			69
Inventory write-off				12	13
Other costs				2
Net gains on sales of businesses					104	[1]
Restructuring charges	3	24	52	54	55
Stand-up costs	$ 34	$ 6

[1]	Represents net gains on the sales of certain animal health assets divested in connection with Pfizer's 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments-Divestitures.